Schedule of Investments
May 31, 2025 (unaudited)
Sparrow Growth Fund

	Shares or Principal
Security Description	Amount ($)		Fair Value ($)(1)

Common Stocks - 99.77%

Application Software - 0.15%
Manhattan Associates, Inc. (2)	580		109,492

Beverages - 0.79%
BellRing Brands, Inc. (2)	985		62,006
PepsiCo, Inc.	1,375		180,744
The Coca-Cola Co.	4,325		311,833

			554,582

Bottled & Canned Soft Drinks Carbonated Waters - 0.69%
Celsius Holdings, Inc. (2)	405		15,341
Monster Beverage Corp. (2)	7,330		468,754

			484,095

Business Services - 0.32%
Fair Isaac Corp. (2)	130		224,416

Computer Communications Equipment - 0.21%
Arista Networks, Inc. (2)	1,660		143,822

Computer Peripheral Equipment - 0.97%
Fortinet, Inc. (2)	1,790		182,186
Palo Alto Networks, Inc. (2)	2,580		496,444

			678,630

Electronic Computers - 3.95%
Apple, Inc.	13,360		2,683,356
Super Micro Computer, Inc. (2)	2,035		81,441

			2,764,797

Energy & Energy Services - 0.09%
Nextracker, Inc. (2)	1,090		61,792

Finance Services - 4.78%
American Express Co.	10,200		2,999,310
Coinbase Global, Inc. (2)	975		240,455
LPL Financial Holdings Inc.	165		63,881
Morningstar, Inc.	150		46,263

			3,349,909

Fire, Marine & Casualty Insurance - 6.60%
Allstate Corp. (2)	415		87,096
Berkley WR Corp. (2)	1,145		85,520
Berkshire Hathaway, Inc. Class B (2)	5,560		2,802,018
Chubb Ltd.	1,085		322,462
Kinsale Capital Group, Inc.	255		120,357
Markel Corp.	25		48,543
Palomar Holdings, Inc. (2)	615		105,454
Selective Insurance Group, Inc.	1,040		91,541
Skyward Specialty Insurance Group, Inc. (2)	1,280		81,088
The Hanover Insurance Group, Inc.	910		160,142
The Progressive Corp.	2,520		718,024

			4,622,244

Healthcare-Services - 0.02%
Viemed Healthcare, Inc. (2)	2,535		16,858

Hospital & Medical Service Plans - 0.82%
Cigna Corp. (2)	830		262,811
Elevance Health, Inc.	65		24,950
United Health Group, Inc.	960		289,834

			577,594

Hotels & Motels - 0.37%
Hilton Worldwide Holdings, Inc.	430		106,829
Marriott International, Inc.	590		155,660

			262,489

Household Appliances - 0.17%
A.O. Smith Corp.	1,860		119,617

Industrial Instruments For Measurement, Display, and Control - 0.06%
Roper Technologies, Inc.	70		39,919

Information & Delivery Services - 0.32%
FactSet Research Systems, Inc.	485		222,256

Insurance - 0.94%
Arthur J. Gallagher & Co.	140		48,642
Brown & Brown, Inc.	695		78,466
CNA Financial Corp.	1,030		49,347
Mercury General Corp.	5,110		329,493
RLI Corp.	400		30,748
The Hartford Financial Services Group, Inc.	955		123,997

			660,692

Insurance Agents Brokers & Services - 0.38%
Marsh & McLenan Cos., Inc.	1,145		267,541

Internet Information Providers - 0.33%
GoDaddy, Inc. (2)	1,260		229,509

Men's & Boys' Furnishings, Work Clothing - 0.07%
Cintas Corp.	220		49,830

Motor Vehicles & Passenger Car Bodies - 0.60%
Tesla, Inc. (2)	1,205		417,484

National Commercial Banks - 1.50%
JPMorgan Chase & Co.	3,970		1,048,080

Perfumes, Cosmetics & Other Toilet Preparations - 0.04%
e.l.f. Beauty, Inc. (2)	260		29,247

Pharmaceutical Preparations - 3.41%
Eli Lilly & Co.	1,970		1,453,210
Vertex Pharmaceuticals, Inc. (2)	1,950		861,998
Zoetis, Inc.	430		72,511

			2,387,718

Restaurants - 0.07%
Chipotle Mexican Grill, Inc. (2)	1,000		50,080

Retail -Auto Dealers & Gasoline Stations - 0.43%
AutoZone, Inc. (2)	80		298,643

Retail - Auto & Home Supply Stores- 0.79%
O'Reilly Automotive, Inc. (2)	405		553,838

Retail - Building Materials, Hardware, Garden Supply - 0.38%
The Sherwin Williams Co. (2)	745		267,313

Retail -Catalog & Mail-Order Houses - 4.53%
Amazon.com, Inc. (2)	15,480		3,173,555

Retail - Eating & Drinking Places - 0.46%
McDonald's Corp.	1,030		323,266

Retail - Family Clothing Stores - 0.16%
The TJX Cos., Inc.	880		111,672

Retail-Variety Stores - 6.86%
Costco Wholesale Corp.	1,135		1,180,604
Walmart, Inc.	36,690		3,622,037

			4,802,641

Security & Commodity Brokers, Dealers, Exchanges & Services - 0.71%
CME Group, Inc. Class A	1,110		320,790
Intercontinental Exchange, Inc.	995		178,901

			499,691

Security Brokers, Dealers & Flotation Companies - 1.25%
BlackRock, Inc.	190		186,179
Interactive Brokers Group, Inc.	1,040		218,067
Jefferies Financial Group, Inc.	1,865		90,639
Robinhood Markets, Inc. (2)	2,725		180,259
SEI Investments Co. (2)	1,320		112,543
Stifel Financial Corp. (2)	940		88,567

			876,254

Semiconductors & Related Devices - 8.22%
Advanced Micro Devices, Inc. (2)	340		37,648
Broadcom, Inc.	7,590		1,837,311
NVIDIA Corp.	28,720		3,880,934

			5,755,893

Services - Business Services - 11.07%
Booz Allen Hamilton Holding Corp.	230		24,438
Fiserv, Inc. (2)	1,080		175,813
Fleetcor Technologies, Inc. (2)	795		258,462
Healthequity, Inc. (2)	1,410		141,860
Mastercard, Inc. Class A	5,560		3,255,936
MSCI, Inc.	235		132,545
Visa, Inc. Class A	9,550		3,487,565
Uber Technologies, Inc. (2)	3,235		272,258

			7,748,876

Services - Computer Programming, Data Processing, Etc. - 12.05%
Alphabet, Inc. Class A	19,645		3,373,832
AppLovin Corp. Class A (2)	2,290		899,970
Meta Platforms, Inc. Class A	5,515		3,570,907
Reddit, Inc. (2)	1,690		189,872
The Trade Desk, Inc. Class A (2)	830		62,433
Verisign, Inc.	325		88,553
Workday, Inc. Class A (2)	1,030		255,141

			8,440,708

Services - Consumer Credit Reporting, Collection Agencies- 2.77%
Moody's Corp.	1,430		685,428
S&P Global, Inc.	2,450		1,256,507

			1,941,935

Services - Prepackaged Software - 13.67%
Adobe, Inc. (2)	830		344,525
AppFolio, Inc. Class A (2)	1,025		216,449
Block, Inc. (2)	600		37,050
Cadence Design Systems, Inc. (2)	260		74,638
CrowdStrike Holdings, Inc. Class A (2)	1,130		532,648
Datadog, Inc. Class A (2)	1,005		118,469
DocuSign, Inc. (2)	1,090		96,585
Intuit, Inc.	360		271,249
Microsoft Corp.	7,555		3,478,020
Okta, Inc. Class A (2)	850		87,695
Oracle Corp.	6,825		1,129,742
Palantir Technologies, Inc. Class A (2)	2,420		318,908
Paychex, Inc.	835		131,855
Paycom Software, Inc.	1,665		431,385
Salesforce, Inc.	3,465		919,507
ServiceNow, Inc. (2)	1,305		1,319,472
Synopsys, Inc. (2)	145		67,277

			9,575,474

Services - Video Tape Rental - 6.12%
Netflix, Inc. (2)	3,550		4,285,667

Services-to Dwellings & Other Buildings - 0.30%
Airbnb, Inc. (2)	1,605		207,045

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.76%
Ecolab, Inc.	495		131,482
Procter & Gamble Co. (2)	2,355		400,091

			531,573

Software - 0.15%
PTC, Inc. (2)	240		40,397
Veeva Systems, Inc. (2)	220		61,534

			101,931

Surgical & Medical Instruments & Apparatus - 0.04%
DexCom, Inc.	345		29,601

Surgical & Medical Instruments & Apparatus - 0.13%
Stryker Corp.	230		88,007

Totalizing Fluid Meters & Counting Devices - 0.14%
Badger Meter, Inc.	385		95,565

Transportation Services- 1.13%
Booking Holdings, Inc.	143		789,207

Total Common Stock	(Cost $ 40,737,317)		69,871,048

Money Market Registered Investment Companies (3) - 0.25%

Goldman Sachs Trust - Goldman Sachs Financial Square Treasury Instruments Fund - 4.14%	177,275		177,275

Total Money Market Registered Investment Companies	(Cost $ 177,275)		177,275

Total Investments - 100.02%	(Cost $ 40,914,592)		70,048,323

Liabilities Less Other Assets - (0.03%)			(19,690)

Total Net Assets - 100.00%			70,028,633

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 30, 2025 in valuing the Fund's assets carried at fair value:

	Investments in		Other Financial
Valuation Inputs	Securities		Instruments (4)
Level 1 - Quoted Prices	$70,048,323	$
Level 2 - Other Significant Observable Inputs	0		-
Level 3 - Significant Unobservable Inputs	0		-
Total	$70,048,323		$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield on May 30, 2025.